Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.98%
Aerospace & Defense–1.72%
Leonardo DRS, Inc.	109,892	$3,613,249
Apparel Retail–0.58%
Shoe Carnival, Inc.(b)	55,351	1,217,168
Apparel, Accessories & Luxury Goods–1.09%
Kontoor Brands, Inc.	35,659	2,286,812
Application Software–4.26%
AppFolio, Inc., Class A(c)	9,926	2,182,727
Descartes Systems Group, Inc. (The) (Canada)(c)	23,640	2,383,621
Pegasystems, Inc.(b)	29,376	2,042,220
Q2 Holdings, Inc.(c)	29,179	2,334,612
		8,943,180
Asset Management & Custody Banks–1.21%
StepStone Group, Inc., Class A	48,696	2,543,392
Automotive Parts & Equipment–1.21%
Patrick Industries, Inc.(b)	30,038	2,540,013
Automotive Retail–1.08%
Murphy USA, Inc.	4,815	2,262,135
Biotechnology–5.03%
ADMA Biologics, Inc.(c)	128,366	2,546,782
Ascendis Pharma A/S, ADR (Denmark)(c)	13,130	2,046,442
CareDx, Inc.(c)	126,336	2,242,464
Vaxcyte, Inc.(c)	14,449	545,594
Vericel Corp.(c)	53,619	2,392,480
Xenon Pharmaceuticals, Inc. (Canada)(c)	23,415	785,573
		10,559,335
Broadline Retail–1.91%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	34,444	4,007,904
Building Products–1.33%
Griffon Corp.	39,155	2,799,583
Cargo Ground Transportation–2.22%
Knight-Swift Transportation Holdings, Inc.	39,592	1,721,856
XPO, Inc.(c)	27,292	2,936,073
		4,657,929
Commercial & Residential Mortgage Finance–3.03%
Merchants Bancorp	51,230	1,895,510
Mr. Cooper Group, Inc.(c)	37,307	4,461,917
		6,357,427
Construction & Engineering–0.44%
IES Holdings, Inc.(b)(c)	5,623	928,414
Construction Machinery & Heavy Transportation Equipment– 1.31%
REV Group, Inc.(b)	86,704	2,739,847
Shares		Value
Construction Materials–1.10%
Knife River Corp.(c)	25,713	$2,319,570
Electrical Components & Equipment–1.30%
EnerSys	17,556	1,607,778
Powell Industries, Inc.(b)	6,569	1,118,898
		2,726,676
Electronic Manufacturing Services–2.32%
Flex Ltd.(b)(c)	75,793	2,507,232
Sanmina Corp.(c)	31,098	2,369,046
		4,876,278
Environmental & Facilities Services–1.33%
Casella Waste Systems, Inc., Class A(c)	25,090	2,797,786
Financial Exchanges & Data–2.19%
Donnelley Financial Solutions, Inc.(c)	34,720	1,517,611
TMX Group Ltd. (Canada)	84,222	3,074,962
		4,592,573
Food Distributors–0.95%
Chefs’ Warehouse, Inc. (The)(c)	36,594	1,992,909
Food Retail–1.14%
Sprouts Farmers Market, Inc.(c)	15,633	2,386,221
Health Care Equipment–1.35%
Masimo Corp.(b)(c)	16,956	2,824,870
Health Care Facilities–2.74%
Encompass Health Corp.	33,577	3,400,679
Tenet Healthcare Corp.(c)	17,507	2,354,691
		5,755,370
Health Care Services–1.33%
BrightSpring Health Services, Inc.(c)	154,091	2,787,506
Health Care Supplies–1.11%
Lantheus Holdings, Inc.(c)	23,979	2,340,350
Homefurnishing Retail–0.60%
Arhaus, Inc.(c)	143,690	1,250,103
Hotels, Resorts & Cruise Lines–1.26%
Travel + Leisure Co.	57,061	2,641,354
Household Products–1.04%
WD-40 Co.(b)	8,914	2,175,016
Independent Power Producers & Energy Traders–1.13%
Talen Energy Corp.(b)(c)	11,893	2,374,675
Industrial Machinery & Supplies & Components–3.41%
Gates Industrial Corp. PLC(c)	109,788	2,021,197
ITT, Inc.	28,154	3,636,371
SPX Technologies, Inc.(c)	11,595	1,493,204
		7,150,772
Industrial REITs–2.29%
EastGroup Properties, Inc.(b)	14,553	2,563,511
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial REITs–(continued)
STAG Industrial, Inc.	62,063	$2,241,716
		4,805,227
Insurance Brokers–1.06%
Baldwin Insurance Group, Inc. (The), Class A(c)	49,620	2,217,518
Investment Banking & Brokerage–4.33%
BGC Group, Inc., Class A	295,356	2,708,414
Piper Sandler Cos.	16,386	4,058,157
Virtu Financial, Inc., Class A	60,840	2,319,221
		9,085,792
Leisure Products–1.42%
Acushnet Holdings Corp.	43,543	2,989,662
Life Sciences Tools & Services–2.15%
Repligen Corp.(c)	16,831	2,141,576
Stevanato Group S.p.A. (Italy)	116,264	2,374,111
		4,515,687
Oil & Gas Equipment & Services–1.72%
Cactus, Inc., Class A	47,462	2,175,183
Weatherford International PLC	26,709	1,430,267
		3,605,450
Oil & Gas Exploration & Production–3.24%
Antero Resources Corp.(c)	69,267	2,801,158
Matador Resources Co.(b)	40,546	2,071,495
Permian Resources Corp.	138,986	1,924,956
		6,797,609
Other Specialized REITs–1.34%
Gaming and Leisure Properties, Inc.	55,426	2,821,183
Paper & Plastic Packaging Products & Materials–1.24%
Graphic Packaging Holding Co.	99,920	2,593,923
Pharmaceuticals–1.84%
Axsome Therapeutics, Inc.(c)	14,071	1,641,101
Prestige Consumer Healthcare, Inc.(c)	25,923	2,228,600
		3,869,701
Property & Casualty Insurance–1.65%
Skyward Specialty Insurance Group, Inc.(c)	65,629	3,473,087
Real Estate Services–0.88%
Newmark Group, Inc., Class A	152,251	1,852,895
Regional Banks–9.07%
Banc of California, Inc.	193,171	2,741,097
Bancorp, Inc. (The)(c)	69,688	3,682,314
First Financial Bankshares, Inc.(b)	11,357	407,943
Glacier Bancorp, Inc.	58,262	2,576,346
Pinnacle Financial Partners, Inc.	37,004	3,923,904
SouthState Corp.	29,723	2,758,889
Western Alliance Bancorporation	38,228	2,937,057
		19,027,550
Research & Consulting Services–1.49%
Huron Consulting Group, Inc.(c)	21,796	3,126,636
Shares		Value
Restaurants–1.08%
Cheesecake Factory, Inc. (The)(b)	46,648	$2,269,892
Semiconductors–2.67%
MACOM Technology Solutions Holdings, Inc.(c)	23,499	2,358,830
Power Integrations, Inc.	36,159	1,826,029
Silicon Laboratories, Inc.(c)	12,605	1,418,945
		5,603,804
Specialized Consumer Services–0.91%
Frontdoor, Inc.(c)	49,596	1,905,478
Specialty Chemicals–1.49%
Ashland, Inc.	24,602	1,458,653
Innospec, Inc.	17,619	1,669,400
		3,128,053
Steel–1.03%
ATI, Inc.(c)	41,608	2,164,864
Systems Software–2.37%
Commvault Systems, Inc.(c)	20,572	3,245,439
SentinelOne, Inc., Class A(c)	95,057	1,728,136
		4,973,575
Trading Companies & Distributors–4.04%
Applied Industrial Technologies, Inc.	18,898	4,258,475
Core & Main, Inc., Class A(c)	47,091	2,274,966
WESCO International, Inc.	12,542	1,947,773
		8,481,214
Transaction & Payment Processing Services–0.95%
Shift4 Payments, Inc., Class A(b)(c)	24,449	1,997,728
Total Common Stocks & Other Equity Interests (Cost $166,657,398)		207,754,945
Money Market Funds–1.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	730,158	730,158
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	1,356,607	1,356,607
Total Money Market Funds (Cost $2,086,765)		2,086,765
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $168,744,163)		209,841,710
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.53%
Invesco Private Government Fund, 4.34%(d)(e)(f)	6,129,883	6,129,883
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,961,760	15,966,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,096,431)		22,096,431
TOTAL INVESTMENTS IN SECURITIES–110.51% (Cost $190,840,594)		231,938,141
OTHER ASSETS LESS LIABILITIES—(10.51)%		(22,050,235)
NET ASSETS–100.00%		$209,887,906
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$790,218	$5,008,432	$(5,068,492)	$-	$-	$730,158	$9,083
Invesco Treasury Portfolio, Institutional Class	1,468,147	9,301,373	(9,412,913)	-	-	1,356,607	16,740
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,931,121	20,068,029	(23,869,267)	-	-	6,129,883	97,738*
Invesco Private Prime Fund	25,850,724	41,969,085	(51,853,261)	-	-	15,966,548	260,465*
Total	$38,040,210	$76,346,919	$(90,203,933)	$-	$-	$24,183,196	$384,026

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$207,754,945	$—	$—	$207,754,945
Money Market Funds	2,086,765	22,096,431	—	24,183,196
Total Investments	$209,841,710	$22,096,431	$—	$231,938,141
Invesco V.I. Small Cap Equity Fund